BIOLOGICAL ASSETS - Additional Information (Details) $ in Thousands	12 Months Ended
Nov. 30, 2021 CAD ($) $ / GT
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Reasonably possible increase or decrease in the market price per gram of cannabis flower	61
Reasonably possible increase or decrease in the estimated yield per cannabis plant per gram	12
Biological assets
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Increase or decrease in fair value of biological assets | $	$ 61
Increase or decrease in the market price per gram of cannabis flower
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Reasonably possible increase or decrease in the market price per gram of cannabis flower	1
Increase or decrease in the estimated yield per cannabis plant
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Reasonably possible increase or decrease in the estimated yield per cannabis plant per gram	5